Consolidated statements of changes in equity - GBP (£) £ in Millions		Total		Implementation of IFRS16 [member]	Share capital [member]		Share premium account [member]		Merger reserve [member]		Own shares [member]		Translation Reserve [member]		Hedging reserve [member]		Retained Earnings [member]		Retained Earnings [member] Implementation of IFRS16 [member]
Beginning balance (Previously stated [member]) at Jun. 30, 2018		£ 351.7			£ 0.4		£ 25.6		£ 68.1		£ (3.2)		£ 26.3		£ 0.1		£ 234.4
Beginning balance (Prior period restatement [Member]) at Jun. 30, 2018		(1.1)															(1.1)
Beginning balance at Jun. 30, 2018		350.6	[1]		0.4		25.6		68.1		(3.2)		26.3		0.1		233.3	[1]
Statements [Line Items]
Profit for the year (revised*)	[1]	44.4															44.4
Other comprehensive (expense) / income (revised*)	[1]	5.5											7.0		(1.4)		(0.1)
Total comprehensive expense for the year (revised*) | Previously stated [member]		50.5
Total comprehensive expense for the year (revised*) | Prior period restatement [Member]		(0.6)
Total comprehensive expense for the year (revised*) | Restated [Member]		49.9
Total comprehensive expense for the year (revised*)	[1]	49.9											7.0		(1.4)		44.3
Issue of ordinary shares, net of share issue costs		1.4					1.4				0.4						(0.4)
Share-based payments inclusive of deferred tax		6.3															6.3
Purchase of own shares		(0.2)															(0.2)
Equity dividends		(24.9)															(24.9)
Ending balance at Jun. 30, 2019	[1]	383.1			0.4		27.0		68.1		(2.8)		33.3		(1.3)		258.4
Statements [Line Items]
Profit for the year (revised*)	[1]	12.5															12.5
Other comprehensive (expense) / income (revised*)	[1]	12.8											9.6		0.6		2.6
Total comprehensive expense for the year (revised*) | Previously stated [member]		25.3
Total comprehensive expense for the year (revised*) | Prior period restatement [Member]		0.0
Total comprehensive expense for the year (revised*) | Restated [Member]		25.3
Total comprehensive expense for the year (revised*)	[1]	25.3											9.6		0.6		15.1
Issue of ordinary shares, net of share issue costs		111.7					111.2		0.5		0.3						(0.3)
Share-based payments inclusive of deferred tax		7.4															7.4
Purchase of own shares		(0.1)															(0.1)
Equity dividends		(25.0)															(25.0)
Ending balance (Restated [Member]) at Jun. 30, 2020		381.6			0.4		27.0		68.1		(2.8)		33.3		(1.3)		256.9
Ending balance at Jun. 30, 2020		500.9	[1]	£ (1.5)	0.4	[1]	138.2	[1]	68.6	[1]	(2.5)	[1]	42.9	[1]	(0.7)	[1]	254.0	[1]	£ (1.5)
Statements [Line Items]
Profit for the year (revised*)	[1]	12.8															12.8
Other comprehensive (expense) / income (revised*)	[1]	(18.9)											(17.5)		0.9		(2.3)
Total comprehensive expense for the year (revised*) | Previously stated [member]		(5.6)
Total comprehensive expense for the year (revised*) | Prior period restatement [Member]		(0.5)
Total comprehensive expense for the year (revised*) | Restated [Member]		(6.1)
Total comprehensive expense for the year (revised*)	[1]	(6.1)											(17.5)		0.9		10.5
Issue of ordinary shares, net of share issue costs		127.0			0.1		126.9				0.1						(0.1)
Share-based payments inclusive of deferred tax		7.4															7.4
Purchase of own shares		(0.1)															(0.1)
Equity dividends
Ending balance at Dec. 31, 2020	[1]	629.1			0.5		265.1		68.6		(2.4)		25.4		0.2		271.7
Statements [Line Items]
Profit for the year (revised*)		4.4															4.4
Other comprehensive (expense) / income (revised*)		6.0											5.7				0.3
Total comprehensive expense for the year (revised*)		10.4											5.7				4.7
Issue of ordinary shares, net of share issue costs		3.2					3.2				0.2						(0.2)
Share-based payments inclusive of deferred tax		13.4															13.4
Equity dividends
Ending balance at Dec. 31, 2021		£ 656.1			£ 0.5		£ 268.3		£ 68.6		£ (2.2)		£ 31.1		£ 0.2		£ 289.6

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.